Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
Schedule of long-term loans
December 31,
2021
Long-term loan from bank Mizrachi (1)	$367,753
Long-term loan from bank Mizrachi (2)	68,212
Long-term loan from bank Leumi (3)	79,789
State-guaranteed loan from bank Mizrachi (4)	106,053
Long-term loans from bank Mizrachi (5)	483,631
Long-term loan from bank Leumi (6)	-,-
1,105,438
Less - current maturities	(360,669)

$744,769

(1)	During the year ended December 31, 2018, the Company received a long term loan from Bank Mizrachi in the amount of NIS 1.85 million ($0.49 million), which loan carries an annual interest of 5.35%, matures in December 2025 and shall be due and payable in 84 equal monthly payments.

(2)	During the year ended December 31, 2019, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.4 million ($0.12 million), which loan carries an annual interest of 5.80%, matures in December 2023 and shall be due and payable in 48 equal monthly payments.

(3)	During the year ended December 31, 2020, the Company received a long term loan from Bank Leumi in the amount of NIS 0.3 million ($0.08 million), which carries an annual interest of 3.1%, matures on April 2025 and shall be due and payable in 48 equal monthly payments.

(4)	During the year ended December 31, 2020, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.35 million ($0.1 million), which carries an annual interest of 3.1%, matures on October 2025 and shall be due and payable in 60 equal monthly payments.

(5)	During the year ended December 31, 2021, the Company received loans from Bank Mizrachi in the total amount of NIS 1.5 million (approximately $0.46 million), which carry an annual interest of 5.2%-5.8%%, matures till January 2023.

(6)	During the year ended December 31, 2016, the Company received a long term loan from Bank Leumi in the amount of NIS 0.5 million ($0.13 million), which loan carries an annual interest of 5.25%, matures in June 2021 and shall be due and payable in 60 equal monthly payments.

Schedule of short-term loans
	December 31,
	2021
	%

Bank credit	5.05%	$49,655

Current maturities of long-term loans	3.1%-5.8%	360,669
		$410,324